Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) (Parentheticals)	6 Months Ended
Dec. 31, 2020 shares
Statement of Stockholders' Equity [Abstract]
Sale of founder shares	4,312,500